Loans and advances and deposits at amortised cost (Table)	6 Months Ended
Jun. 30, 2020
12. Loans and advances and deposits at amortised cost
Loans and advances and deposits at amortised cost
12. Loans and advances and deposits at amortised cost
	As at	As at
	30.06.20	31.12.19
	£m	£m
Loans and advances at amortised cost to banks	10,013	9,624
Loans and advances at amortised cost to customers	320,582	311,739
Debt securities at amortised cost	24,317	17,752
Total loans and advances at amortised cost	354,912	339,115

Deposits at amortised cost from banks	17,390	15,402
Deposits at amortised cost from customers	449,523	400,385
Total deposits at amortised cost	466,913	415,787